Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	RIVERPARK FUNDS TRUST
Entity Central Index Key	0001494928
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000092087
Shareholder Report [Line Items]
Fund Name	RiverPark Large Growth Fund
Class Name	Retail Class Shares
Trading Symbol	RPXFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retail Class Shares of the RiverPark Large Growth Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://riverparkfunds.com/large-growth-fund. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/large-growth-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Large Growth Fund, Retail Class Shares	$136	1.25%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2025, the Retail Share Class of the Fund returned 17.18%. The Fund’s primary benchmark, the Russell 1000 Growth Index (USD) (TR), returned 25.53%. In addition, the Fund’s regulatory benchmark, the S&P 500 Index (USD) (TR), returned 17.60%.

Investment results for the fiscal year were not uniform across quarters. The Retail Class Shares gained 5.04% for the December quarter, lost 7.29% for the March quarter, gained 14.96% for the June quarter, and gained 4.67% in the September quarter.

The Fund’s investment results were not uniform across sectors. The Fund’s best performing sectors during the period were Information Technology, Communication Services and Financials. The Fund’s worst performing sectors were Health Care and Consumer Staples. The Fund’s best performing individual positions were NVIDIA Corp, Shopify Inc, Alphabet Inc, Netflix Inc, and Microsoft Corp. The Fund’s worst performers were UnitedHealth Group Inc, Adobe Inc, Illumina Inc, Eli Lilly & Co, and Zoetis Inc.

The RiverPark Large Growth Fund seeks to make investments in securities of large capitalization companies, which it defines as those in excess of $5 billion. The Fund invests in what it believes are exciting growth businesses with significant long-term growth potential, but patiently waits for opportunities to purchase these companies at attractive prices. RiverPark believes the style is best described as a “value orientation toward growth.” RiverPark believes that the current market environment provides it with an opportunity to own a diversified portfolio of growth stocks at attractive valuations.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	RiverPark Large Growth Fund, Retail Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Growth Index (USD) (TR)Footnote Reference*
Sep/15	$10,000	$10,000	$10,000
Sep/16	$11,036	$11,543	$11,376
Sep/17	$13,591	$13,691	$13,872
Sep/18	$16,628	$16,143	$17,520
Sep/19	$16,944	$16,830	$18,169
Sep/20	$23,787	$19,380	$24,989
Sep/21	$31,572	$25,194	$31,815
Sep/22	$15,963	$21,296	$24,628
Sep/23	$20,639	$25,900	$31,455
Sep/24	$28,747	$35,315	$44,726
Sep/25	$33,687	$41,530	$56,146

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
RiverPark Large Growth Fund, Retail Class Shares	17.18%	7.21%	12.91%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 1000 Growth Index (USD) (TR)Footnote Reference*	25.53%	17.58%	18.83%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 51,337,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 294
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$51,337	37	$294	19%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	3.0%
Industrials	3.8%
Health Care	9.1%
Consumer Discretionary	12.0%
Financials	12.7%
Communication Services	19.4%
Information Technology	36.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	6.8%
Microsoft	6.5%
Apple	6.3%
Amazon.com	5.4%
Meta Platforms, Cl A	5.1%
Eli Lilly	4.2%
Netflix	3.6%
Shopify, Cl A	3.4%
Uber Technologies	2.9%
Alphabet, Cl C	2.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://www.riverparkfunds.com/how-to-invest
C000092088
Shareholder Report [Line Items]
Fund Name	RiverPark Large Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	RPXIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the RiverPark Large Growth Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://riverparkfunds.com/large-growth-fund. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/large-growth-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Large Growth Fund, Institutional Class Shares	$109	1.00%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2025, the Institutional Share Class of the Fund returned 17.47%. The Fund’s primary benchmark, the Russell 1000 Growth Index (USD) (TR), returned 25.53%. In addition, the Fund’s regulatory benchmark, the S&P 500 Index (USD) (TR), returned 17.60%.

Investment results for the fiscal year were not uniform across quarters. The Institutional Class Shares gained 5.11% for the December quarter, lost 7.21% for the March quarter, gained 15.01% for the June quarter, and gained 4.73% in the September quarter.

The Fund’s investment results were not uniform across sectors. The Fund’s best performing sectors during the period were Information Technology, Communication Services and Financials. The Fund’s worst performing sectors were Health Care and Consumer Staples. The Fund’s best performing individual positions were NVIDIA Corp, Shopify Inc, Alphabet Inc, Netflix Inc, and Microsoft Corp. The Fund’s worst performers were UnitedHealth Group Inc, Adobe Inc, Illumina Inc, Eli Lilly & Co, and Zoetis Inc.

The RiverPark Large Growth Fund seeks to make investments in securities of large capitalization companies, which it defines as those in excess of $5 billion. The Fund invests in what it believes are exciting growth businesses with significant long-term growth potential, but patiently waits for opportunities to purchase these companies at attractive prices. RiverPark believes the style is best described as a “value orientation toward growth.” RiverPark believes that the current market environment provides it with an opportunity to own a diversified portfolio of growth stocks at attractive valuations.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	RiverPark Large Growth Fund, Institutional Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Growth Index (USD) (TR)Footnote Reference*
Sep/15	$50,000	$50,000	$50,000
Sep/16	$55,291	$57,715	$56,880
Sep/17	$68,267	$68,456	$69,360
Sep/18	$83,752	$80,716	$87,599
Sep/19	$85,580	$84,150	$90,846
Sep/20	$120,481	$96,898	$124,943
Sep/21	$160,406	$125,972	$159,074
Sep/22	$81,327	$106,482	$123,140
Sep/23	$105,428	$129,500	$157,276
Sep/24	$147,199	$176,575	$223,630
Sep/25	$172,921	$207,648	$280,729

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
RiverPark Large Growth Fund, Institutional Class Shares	17.47%	7.49%	13.21%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 1000 Growth Index (USD) (TR)Footnote Reference*	25.53%	17.58%	18.83%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 51,337,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 294
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$51,337	37	$294	19%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	3.0%
Industrials	3.8%
Health Care	9.1%
Consumer Discretionary	12.0%
Financials	12.7%
Communication Services	19.4%
Information Technology	36.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	6.8%
Microsoft	6.5%
Apple	6.3%
Amazon.com	5.4%
Meta Platforms, Cl A	5.1%
Eli Lilly	4.2%
Netflix	3.6%
Shopify, Cl A	3.4%
Uber Technologies	2.9%
Alphabet, Cl C	2.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://www.riverparkfunds.com/how-to-invest
C000092090
Shareholder Report [Line Items]
Fund Name	Wedgewood Fund
Class Name	Retail Class Shares
Trading Symbol	RWGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retail Class Shares of the Wedgewood Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://riverparkfunds.com/wedgewood-fund. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/wedgewood-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wedgewood Fund, Retail Class Shares	$133	1.25%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2025, the Retail Share Class of the Fund returned 12.67%. The Fund’s primary benchmark, the Russell 1000 Growth Index (USD) (TR), returned 25.53%. In addition, the Fund’s regulatory benchmark, the S&P 500 Index (USD) (TR), returned 17.60%.

Investment results for the fiscal year were not uniform across quarters. The Retail Class Shares gained 6.21% for the December quarter, lost 6.52% for the March quarter, gained 7.21% for the June quarter, and gained 5.86% in the September quarter.

The Fund’s investment results were not uniform across sectors. The Fund’s best performing sectors during the period were Communication Services, Information Technology, and Consumer Discretionary. The Fund’s worst performing sectors were Health Care and Financials. The Fund’s best performing individual positions were Taiwan Semiconductor Manufacturing Co Ltd, Alphabet Inc, Meta Platforms Inc, Texas Pacific Land Corp, and Visa Inc. The Fund’s worst performers were UnitedHealth Group Inc, CDW Corp, Paypal Holdings Inc, Old Dominion Freight Line Inc, and Copart Inc.

The Wedgewood Fund seeks to make investments in about 19-21 companies, with market capitalizations in excess of $5 billion, which it believes have above-average growth prospects. The Fund invests in businesses that the portfolio manager believes are market leaders with a long-term sustainable competitive advantage. While the Fund invests in growth it believes that valuation is the key to generating attractive returns over the long-term. Unlike most growth investors, the Fund is not a momentum investor but rather a contrarian growth investor.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Wedgewood Fund, Retail Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Growth Index (USD) (TR)Footnote Reference*
Sep/15	$10,000	$10,000	$10,000
Sep/16	$10,413	$11,543	$11,376
Sep/17	$11,727	$13,691	$13,872
Sep/18	$14,350	$16,143	$17,520
Sep/19	$14,686	$16,830	$18,169
Sep/20	$18,759	$19,380	$24,989
Sep/21	$25,262	$25,194	$31,815
Sep/22	$19,573	$21,296	$24,628
Sep/23	$23,747	$25,900	$31,455
Sep/24	$32,344	$35,315	$44,726
Sep/25	$36,442	$41,530	$56,146

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Wedgewood Fund, Retail Class Shares	12.67%	14.20%	13.80%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 1000 Growth Index (USD) (TR)Footnote Reference*	25.53%	17.58%	18.83%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 30,901,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 174
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$30,901	19	$174	23%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Health Care	5.8%
Industrials	10.6%
Financials	13.5%
Consumer Discretionary	15.3%
Communication Services	17.2%
Information Technology	31.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing ADR	9.1%
Meta Platforms, Cl A	8.8%
Alphabet, Cl A	8.4%
Apple	7.2%
Microsoft	7.1%
PayPal Holdings	5.6%
Booking Holdings	5.0%
Visa, Cl A	5.0%
Tractor Supply	4.9%
Motorola Solutions	4.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://www.riverparkfunds.com/how-to-invest
C000092091
Shareholder Report [Line Items]
Fund Name	Wedgewood Fund
Class Name	Institutional Class Shares
Trading Symbol	RWGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Wedgewood Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://riverparkfunds.com/wedgewood-fund. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/wedgewood-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wedgewood Fund, Institutional Class Shares	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2025, the Institutional Share Class of the Fund returned 13.12%. The Fund’s primary benchmark, the Russell 1000 Growth Index (USD) (TR), returned 25.53%. In addition, the Fund’s regulatory benchmark, the S&P 500 Index (USD) (TR), returned 17.60%.

Investment results for the fiscal year were not uniform across quarters. The Institutional Class Shares gained 6.24% for the December quarter, lost 6.29% for the March quarter, gained 7.32% for the June quarter, and gained 5.87% in the September quarter.

The Fund’s investment results were not uniform across sectors. The Fund’s best performing sectors during the period were Communication Services, Information Technology, and Consumer Discretionary. The Fund’s worst performing sectors were Health Care and Financials. The Fund’s best performing individual positions were Taiwan Semiconductor Manufacturing Co Ltd, Alphabet Inc, Meta Platforms Inc, Texas Pacific Land Corp, and Visa Inc. The Fund’s worst performers were UnitedHealth Group Inc, CDW Corp, Paypal Holdings Inc, Old Dominion Freight Line Inc, and Copart Inc.

The Wedgewood Fund seeks to make investments in about 19-21 companies, with market capitalizations in excess of $5 billion, which it believes have above-average growth prospects. The Fund invests in businesses that the portfolio manager believes are market leaders with a long-term sustainable competitive advantage. While the Fund invests in growth it believes that valuation is the key to generating attractive returns over the long-term. Unlike most growth investors, the Fund is not a momentum investor but rather a contrarian growth investor.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Wedgewood Fund, Institutional Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Growth Index (USD) (TR)Footnote Reference*
Sep/15	$50,000	$50,000	$50,000
Sep/16	$51,938	$57,715	$56,880
Sep/17	$58,613	$68,456	$69,360
Sep/18	$71,913	$80,716	$87,599
Sep/19	$73,803	$84,150	$90,846
Sep/20	$94,569	$96,898	$124,943
Sep/21	$127,603	$125,972	$159,074
Sep/22	$99,081	$106,482	$123,140
Sep/23	$120,608	$129,500	$157,276
Sep/24	$164,582	$176,575	$223,630
Sep/25	$186,183	$207,648	$280,729

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Wedgewood Fund, Institutional Class Shares	13.12%	14.51%	14.05%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Russell 1000 Growth Index (USD) (TR)Footnote Reference*	25.53%	17.58%	18.83%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 30,901,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 174
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$30,901	19	$174	23%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Health Care	5.8%
Industrials	10.6%
Financials	13.5%
Consumer Discretionary	15.3%
Communication Services	17.2%
Information Technology	31.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing ADR	9.1%
Meta Platforms, Cl A	8.8%
Alphabet, Cl A	8.4%
Apple	7.2%
Microsoft	7.1%
PayPal Holdings	5.6%
Booking Holdings	5.0%
Visa, Cl A	5.0%
Tractor Supply	4.9%
Motorola Solutions	4.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://www.riverparkfunds.com/how-to-invest
C000092096
Shareholder Report [Line Items]
Fund Name	RiverPark Short Term High Yield Fund
Class Name	Retail Class Shares
Trading Symbol	RPHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retail Class Shares of the RiverPark Short Term High Yield Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://riverparkfunds.com/short-term-high-yield-fund. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/short-term-high-yield-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Short Term High Yield Fund, Retail Class Shares	$127	1.24%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2025, the Retail Share Class of the Fund returned 4.48%. The Fund’s primary benchmark, the ICE BofA 1-3 Yr. U.S. Corporate Index (USD), returned 4.85%. In addition, the Fund’s regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index (TR) (USD), returned 2.88%.

Investment results for the fiscal year were fairly uniform across quarters. The Retail Class Shares gained 1.18% for the December quarter, 0.99% for the March quarter, 1.16% for the June quarter and 1.08% in the September quarter.

The Fund realized positive contributions from all five of its investment categories. The Fund realized a contribution to its performance of 1.97% in the Short-Term Maturities Category, 2.05% in Redeemed Debt, 0.34% in Strategic Recap, 0.77% in Event-Driven, and 0.28% in Cushion Bonds.

The Fund continues to strive for an attractive yield while maintaining a weighted average expected effective maturity of less than one year. As of September 30, 2025, 57% of the Fund’s invested portfolio is expected to mature or be repaid within 90 days, while 95% of the Fund’s invested portfolio is expected to mature or be repaid within 12 months. As of the same date, approximately 64% of the invested portfolio is expected to be repaid as the result of a corporate event (redemption or early retirement due to an acquisition or recapitalization).

The RiverPark Short Term High Yield Fund focuses on short-term high yield securities which, the portfolio manager believes, have credit ratings that do not accurately reflect the company’s ability to meet its short-term credit obligations. The RiverPark Short Term High Yield Fund seeks to make investments in fixed income securities of companies that have announced or, in the portfolio manager’s opinion, is likely to announce a funding event, reorganization or other corporate event that they believe will have a positive impact on a company’s ability to repay their debt. Additionally, the Fund will invest in securities in which it perceives there is low near-term risk of default.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	RiverPark Short Term High Yield Fund, Retail Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA 1-3 Year U.S. Corporate Index (USD)	ICE BofA 0-3 Year U.S. High Yield Excluding Financial Index	ICE BofA 1-Year U.S. Treasury Note Index (USD)
Sep/15	$10,000	$10,000	$10,000	$10,000	$10,000
Sep/16	$10,281	$10,519	$10,248	$11,085	$10,054
Sep/17	$10,519	$10,527	$10,423	$11,972	$10,115
Sep/18	$10,786	$10,399	$10,505	$12,558	$10,224
Sep/19	$11,062	$11,470	$11,067	$12,988	$10,544
Sep/20	$11,174	$12,271	$11,544	$12,958	$10,793
Sep/21	$11,392	$12,161	$11,692	$14,364	$10,811
Sep/22	$11,570	$10,385	$11,004	$13,739	$10,601
Sep/23	$12,211	$10,452	$11,436	$15,062	$10,990
Sep/24	$12,940	$11,661	$12,393	$16,842	$11,636
Sep/25	$13,520	$11,998	$12,994	$18,162	$12,084

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
RiverPark Short Term High Yield Fund, Retail Class Shares	4.48%	3.88%	3.06%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
ICE BofA 1-3 Year U.S. Corporate Index (USD)	4.85%	2.39%	2.65%
ICE BofA 0-3 Year U.S. High Yield Excluding Financial Index	7.83%	6.98%	6.15%
ICE BofA 1-Year U.S. Treasury Note Index (USD)	3.85%	2.28%	1.91%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 741,531,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 4,907
InvestmentCompanyPortfolioTurnover	438.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$741,531	63	$4,907	438%

Holdings [Text Block]

Asset Weightings by Investment TypeFootnote Reference*

Value	Value
Forward Foreign Currency Contracts	0.0%
Common Stock	0.0%
Special Purpose Acquisition Companies	0.5%
Bank Loan Obligations	5.6%
Preferred Stock	7.3%
Convertible Bonds	13.6%
Corporate Obligations	70.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
American National Group, H15T5Y + 6.297%	9.977%	—	6.7%
Five Point Operating	10.500%	01/15/28	6.0%
USA Compression Partners	6.875%	09/01/27	4.3%
Consolidated Communications	5.000%	10/01/28	4.1%
Citizens Financial Group, H15T5Y + 5.313%	5.650%	10/06/73	3.8%
AMN Healthcare Services	4.625%	10/01/27	3.6%
Under Armour	3.250%	06/15/26	3.3%
Golar LNG	7.000%	10/20/25	3.1%
Q2 Holdings	0.125%	11/15/25	2.6%
Live Nation Entertainment	5.625%	03/15/26	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://www.riverparkfunds.com/how-to-invest
C000092097
Shareholder Report [Line Items]
Fund Name	RiverPark Short Term High Yield Fund
Class Name	Institutional Class Shares
Trading Symbol	RPHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the RiverPark Short Term High Yield Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://riverparkfunds.com/short-term-high-yield-fund. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/short-term-high-yield-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Short Term High Yield Fund, Institutional Class Shares	$98	0.96%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2025, the Institutional Share Class of the Fund returned 4.82%. The Fund’s primary benchmark, the ICE BofA 1-3 Yr. U.S. Corporate Index (USD), returned 4.85%. In addition, the Fund’s regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR), returned 2.88%.

Investment results for the fiscal year were fairly uniform across quarters. The Institutional Class Shares gained 1.23% for the December quarter, 1.04% for the March quarter, 1.32% for the June quarter and 1.14% in the September quarter.

The Fund realized positive contributions from all five of its investment categories. The Fund realized a contribution to its performance of 1.97% in the Short-Term Maturities Category, 2.05% in Redeemed Debt, 0.34% in Strategic Recap, 0.77% in Event-Driven, and 0.28% in Cushion Bonds.

The Fund continues to strive for an attractive yield while maintaining a weighted average expected effective maturity of less than one year. As of September 30, 2025, 57% of the Fund’s invested portfolio is expected to mature or be repaid within 90 days, while 95% of the Fund’s invested portfolio is expected to mature or be repaid within 12 months. As of the same date, approximately 64% of the invested portfolio is expected to be repaid as the result of a corporate event (redemption or early retirement due to an acquisition or recapitalization).

The RiverPark Short Term High Yield Fund focuses on short-term high yield securities which, the portfolio manager believes, have credit ratings that do not accurately reflect the company’s ability to meet its short-term credit obligations. The RiverPark Short Term High Yield Fund seeks to make investments in fixed income securities of companies that have announced or, in the portfolio manager’s opinion, is likely to announce a funding event, reorganization or other corporate event that they believe will have a positive impact on a company’s ability to repay their debt. Additionally, the Fund will invest in securities in which it perceives there is low near-term risk of default.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	RiverPark Short Term High Yield Fund, Institutional Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	ICE BofA 1-3 Year U.S. Corporate Index (USD)	ICE BofA 0-3 Year U.S. High Yield Excluding Financial Index	ICE BofA 1-Year U.S. Treasury Note Index (USD)
Sep/15	$50,000	$50,000	$50,000	$50,000	$50,000
Sep/16	$51,526	$52,596	$51,239	$55,423	$50,271
Sep/17	$52,904	$52,634	$52,115	$59,858	$50,573
Sep/18	$54,381	$51,994	$52,526	$62,789	$51,119
Sep/19	$55,911	$57,348	$55,337	$64,938	$52,720
Sep/20	$56,616	$61,353	$57,721	$64,791	$53,967
Sep/21	$57,857	$60,804	$58,461	$71,819	$54,056
Sep/22	$58,911	$51,927	$55,019	$68,697	$53,004
Sep/23	$62,317	$52,262	$57,182	$75,311	$54,952
Sep/24	$66,246	$58,307	$61,966	$84,211	$58,180
Sep/25	$69,437	$59,989	$64,970	$90,808	$60,420

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
RiverPark Short Term High Yield Fund, Institutional Class Shares	4.82%	4.17%	3.34%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
ICE BofA 1-3 Year U.S. Corporate Index (USD)	4.85%	2.39%	2.65%
ICE BofA 0-3 Year U.S. High Yield Excluding Financial Index	7.83%	6.98%	6.15%
ICE BofA 1-Year U.S. Treasury Note Index (USD)	3.85%	2.28%	1.91%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 741,531,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 4,907
InvestmentCompanyPortfolioTurnover	438.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$741,531	63	$4,907	438%

Holdings [Text Block]

Asset Weightings by Investment TypeFootnote Reference*

Value	Value
Forward Foreign Currency Contracts	0.0%
Common Stock	0.0%
Special Purpose Acquisition Companies	0.5%
Bank Loan Obligations	5.6%
Preferred Stock	7.3%
Convertible Bonds	13.6%
Corporate Obligations	70.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
American National Group, H15T5Y + 6.297%	9.977%	—	6.7%
Five Point Operating	10.500%	01/15/28	6.0%
USA Compression Partners	6.875%	09/01/27	4.3%
Consolidated Communications	5.000%	10/01/28	4.1%
Citizens Financial Group, H15T5Y + 5.313%	5.650%	10/06/73	3.8%
AMN Healthcare Services	4.625%	10/01/27	3.6%
Under Armour	3.250%	06/15/26	3.3%
Golar LNG	7.000%	10/20/25	3.1%
Q2 Holdings	0.125%	11/15/25	2.6%
Live Nation Entertainment	5.625%	03/15/26	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://www.riverparkfunds.com/how-to-invest
C000111378
Shareholder Report [Line Items]
Fund Name	RiverPark Long/Short Opportunity Fund
Class Name	Retail Class Shares
Trading Symbol	RLSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retail Class Shares of the RiverPark Long/Short Opportunity Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://riverparkfunds.com/longshort-opportunity-fund. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/longshort-opportunity-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Long/Short Opportunity Fund, Retail Class Shares	$213	2.00%

Expenses Paid, Amount	$ 213
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2025, the Retail Share Class of the Fund returned 12.92%. The Fund’s regulatory benchmark, the S&P 500 Index (USD) (TR), returned 17.60%. The Fund’s secondary benchmark, the Morningstar Long/Short Equity Category, returned 9.22%.

The average gross and net month-end exposures of the Fund for the fiscal year were 113% and 73% (long 93%, short 20%), respectively. The Fund’s long positions contributed approximately 18% for the fiscal year, as compared to the performance of the S&P 500 Index (USD) (TR), which gained 17.60%. The Fund’s short positions detracted approximately 3% for the fiscal year.

Investment results for the fiscal year were not uniform across quarters. The Retail Class Shares gained 4.26% for the December quarter, lost 5.80% for the March quarter, gained 10.34% for the June quarter, and gained 4.20% in the September quarter.

The Fund’s investment results were not uniform across sectors. The Fund’s best performing sectors during the period were Information Technology, Communication Services, and Financials. The Fund’s worst performing sectors were Health Care, Consumer Discretionary, and Consumer Staples. The Fund’s best performing individual positions were NVIDIA Corp, Shopify Inc, Alphabet Inc, Netflix Inc, and Microsoft Corp. The Fund’s worst performers were UnitedHealth Group Inc, DoorDash Inc, Invesco QQQ Trust Series 1, Adobe Inc, and iShares MSCI Eurozone ETF.

Derivatives, which were used for the Fund’s short positions and to leverage the long positions, detracted approximately 1.00% from the Fund’s performance.

The RiverPark Long/Short Opportunity Fund seeks long-term capital appreciation while managing downside volatility by investing long in equity securities that the Fund’s investment adviser believes have above-average growth prospects and selling short equity securities the Adviser believes are competitively disadvantaged. The Fund is an opportunistic long/short investment fund. The Fund’s investment goal is to achieve above average rates of return with less volatility and less downside risk as compared to U.S. equity markets.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	RiverPark Long/Short Opportunity Fund, Retail Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Morningstar Long/Short Equity Category
Sep/15	$10,000	$10,000	$10,000
Sep/16	$10,179	$11,543	$10,206
Sep/17	$12,203	$13,691	$11,091
Sep/18	$13,919	$16,143	$11,719
Sep/19	$13,988	$16,830	$11,531
Sep/20	$20,628	$19,380	$11,736
Sep/21	$24,122	$25,194	$13,608
Sep/22	$10,458	$21,296	$12,420
Sep/23	$13,098	$25,900	$13,535
Sep/24	$16,832	$35,315	$15,975
Sep/25	$19,006	$41,530	$17,449

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
RiverPark Long/Short Opportunity Fund, Retail Class Shares	12.92%	-1.62%	6.63%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Morningstar Long/Short Equity Category	9.22%	8.25%	5.72%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 36,489,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 529
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$36,489	63	$529	20%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Total Return Swaps	-22.1%
Consumer Staples	2.9%
Industrials	5.0%
Health Care	8.4%
Consumer Discretionary	11.3%
Financials	12.2%
Communication Services	17.3%
Information Technology	36.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	7.0%
Apple	6.8%
Microsoft	6.7%
Amazon.com	4.1%
Meta Platforms, Cl A	4.0%
Eli Lilly	3.1%
Shopify, Cl A	3.0%
Uber Technologies	3.0%
Netflix	3.0%
Charles Schwab	2.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://www.riverparkfunds.com/how-to-invest
C000111377
Shareholder Report [Line Items]
Fund Name	RiverPark Long/Short Opportunity Fund
Class Name	Institutional Class Shares
Trading Symbol	RLSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the RiverPark Long/Short Opportunity Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://riverparkfunds.com/longshort-opportunity-fund. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/longshort-opportunity-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Long/Short Opportunity Fund, Institutional Class Shares	$197	1.85%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2025, the Institutional Share Class of the Fund returned 13.11%. The Fund’s regulatory benchmark, the S&P 500 Index (USD) (TR), returned 17.60%. The Fund’s secondary benchmark, the Morningstar Long/Short Equity Category, returned 9.22%.

The average gross and net month-end exposures of the Fund for the fiscal year were 113% and 73% (long 93%, short 20%), respectively. The Fund’s long positions contributed approximately 18% for the fiscal year, as compared to the performance of the S&P 500 Index (USD) (TR), which gained 17.60%. The Fund’s short positions detracted approximately 3% for the fiscal year.

Investment results for the fiscal year were not uniform across quarters. The Institutional Class Shares gained 4.32% for the December quarter, lost 5.76% for the March quarter, gained 10.36% for the June quarter, and gained 4.25% in the September quarter.

The Fund’s investment results were not uniform across sectors. The Fund’s best performing sectors during the period were Information Technology, Communication Services, and Financials. The Fund’s worst performing sectors were Health Care, Consumer Discretionary, and Consumer Staples. The Fund’s best performing individual positions were NVIDIA Corp, Shopify Inc, Alphabet Inc, Netflix Inc, and Microsoft Corp. The Fund’s worst performers were UnitedHealth Group Inc, DoorDash Inc, Invesco QQQ Trust Series 1, Adobe Inc, and iShares MSCI Eurozone ETF.

Derivatives, which were used for the Fund’s short positions and to leverage the long positions, detracted approximately 1.00% from the Fund’s performance.

The RiverPark Long/Short Opportunity Fund seeks long-term capital appreciation while managing downside volatility by investing long in equity securities that the Fund’s investment adviser believes have above-average growth prospects and selling short equity securities the Adviser believes are competitively disadvantaged. The Fund is an opportunistic long/short investment fund. The Fund’s investment goal is to achieve above average rates of return with less volatility and less downside risk as compared to U.S. equity markets.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	RiverPark Long/Short Opportunity Fund, Institutional Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Morningstar Long/Short Equity Category
Sep/15	$50,000	$50,000	$50,000
Sep/16	$50,991	$57,715	$51,028
Sep/17	$61,298	$68,456	$55,455
Sep/18	$69,994	$80,716	$58,593
Sep/19	$70,519	$84,150	$57,657
Sep/20	$104,165	$96,898	$58,680
Sep/21	$122,186	$125,972	$68,041
Sep/22	$53,119	$106,482	$62,098
Sep/23	$66,555	$129,500	$67,676
Sep/24	$85,706	$176,575	$79,877
Sep/25	$96,945	$207,648	$87,245

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
RiverPark Long/Short Opportunity Fund, Institutional Class Shares	13.11%	-1.43%	6.85%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	16.47%	15.30%
Morningstar Long/Short Equity Category	9.22%	8.25%	5.72%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 36,489,000
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 529
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$36,489	63	$529	20%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Total Return Swaps	-22.1%
Consumer Staples	2.9%
Industrials	5.0%
Health Care	8.4%
Consumer Discretionary	11.3%
Financials	12.2%
Communication Services	17.3%
Information Technology	36.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	7.0%
Apple	6.8%
Microsoft	6.7%
Amazon.com	4.1%
Meta Platforms, Cl A	4.0%
Eli Lilly	3.1%
Shopify, Cl A	3.0%
Uber Technologies	3.0%
Netflix	3.0%
Charles Schwab	2.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://www.riverparkfunds.com/how-to-invest
C000205367
Shareholder Report [Line Items]
Fund Name	RiverPark Floating Rate CMBS Fund
Class Name	Retail Class Shares
Trading Symbol	RCRFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retail Class Shares of the RiverPark Floating Rate CMBS Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://riverparkfunds.com/floating-rate-cmbs-fund. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/floating-rate-cmbs-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Floating Rate CMBS Fund, Retail Class Shares	$129	1.25%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2025, the Retail Share Class of the Fund returned 6.22%. The Fund’s regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index (USD)(TR), returned 2.88%. The Fund’s secondary benchmark, the Bloomberg Investment Grade CMBS (USD) (TR) returned 4.80%.

The Fund strives for an attractive yield while maintaining a portfolio that is substantially comprised of floating-rate CMBS investments. As of September 30, 2025, the weighted average coupon for the Fund was 5.99%, 94% of the Fund’s invested portfolio was in floating rate securities, and the weighted average effective maturity of the portfolio was 1.14 years.

Investment results for the fiscal year were relatively uniform across quarters. The Retail Class Shares gained 2.05% for the December quarter, 0.89% for the March quarter, 1.78% for the June quarter, and 1.37% in the September quarter.

The RiverPark Floating Rate CMBS Fund emphasizes floating rate Single Asset / Single Borrower (SASB) loans that are structured as Commercial Mortgage-Backed Securities (CMBS). The RiverPark Floating Rate CMBS Fund seeks to make investments in larger ($500+ million) securitizations of income-producing commercial real estate loans secured by institutional quality assets with well-regarded sponsors. The Fund emphasizes investments that have conservative credit metrics.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	RiverPark Floating Rate CMBS Fund, Retail Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg Investment Grade CMBS (USD) (TR)Footnote Reference*
Sep/15	$10,000	$10,000	$10,000
Sep/16	$10,213	$10,519	$10,520
Sep/17	$10,709	$10,527	$10,532
Sep/18	$11,082	$10,399	$10,506
Sep/19	$11,409	$11,470	$11,599
Sep/20	$10,615	$12,271	$12,290
Sep/21	$10,746	$12,161	$12,412
Sep/22	$10,387	$10,385	$10,879
Sep/23	$11,414	$10,452	$10,988
Sep/24	$12,454	$11,661	$12,312
Sep/25	$13,228	$11,998	$12,903

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
RiverPark Floating Rate CMBS Fund, Retail Class Shares	6.22%	4.50%	2.84%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
Bloomberg Investment Grade CMBS (USD) (TR)Footnote Reference*	4.80%	0.98%	2.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 32,574,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 144
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$32,574	23	$144	25%

Holdings [Text Block]

Asset Weightings by Investment TypeFootnote Reference*

Value	Value
Commercial Mortgage-Backed Securities	95.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl F, TSFR1M + 2.359%	6.509%	10/15/38	6.4%
ARES Commercial Mortgage Trust, Ser 2024-IND, Cl B, TSFR1M + 2.041%	6.191%	07/15/41	6.2%
ARES Commercial Mortgage Trust, Ser 2024-IND2, Cl C, TSFR1M + 1.992%	6.142%	10/15/34	6.1%
BX Trust, Ser 2025-DIME, Cl C, TSFR1M + 1.750%	5.900%	02/15/35	6.1%
BX Commercial Mortgage Trust, Ser 2025-BCAT, Cl B, TSFR1M + 1.550%	5.700%	08/15/42	5.9%
BX Trust, Ser 2025-LUNR, Cl B, TSFR1M + 1.850%	6.000%	06/15/40	5.9%
BX Trust, Ser 2021-RISE, Cl A, TSFR1M + 0.862%	5.012%	11/15/36	5.2%
BX Trust, Ser 2024-CNYN, Cl A, TSFR1M + 1.442%	5.592%	04/15/41	4.7%
BX Commercial Mortgage Trust, Ser 2024-MDHS, Cl A, TSFR1M + 1.641%	5.792%	05/15/41	4.7%
MHP, Ser 2021-STOR, Cl F, TSFR1M + 2.314%	6.466%	07/15/38	4.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://www.riverparkfunds.com/how-to-invest
C000205366
Shareholder Report [Line Items]
Fund Name	RiverPark Floating Rate CMBS Fund
Class Name	Institutional Class Shares
Trading Symbol	RCRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the RiverPark Floating Rate CMBS Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://riverparkfunds.com/floating-rate-cmbs-fund. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/floating-rate-cmbs-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark Floating Rate CMBS Fund, Institutional Class Shares	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2025, the Institutional Share Class of the Fund returned 6.55%. The Fund’s regulatory benchmark, the Bloomberg U.S. Aggregate Bond Index (USD) (TR), returned 2.88%. The Fund’s secondary benchmark, the Bloomberg Investment Grade CMBS (USD) (TR) Index returned 4.80%.

The Fund strives for an attractive yield while maintaining a portfolio that is substantially comprised of floating-rate CMBS investments. As of September 30, 2025, the weighted average coupon for the Fund was 5.99%, 94% of the Fund’s invested portfolio was in floating rate securities, and the weighted average effective maturity of the portfolio was 1.14 years.

Investment results for the fiscal year were relatively uniform across quarters. The Institutional Class Shares gained 2.10% for the December quarter, 0.94% for the March quarter, 1.94% for the June quarter, and 1.42% in the September quarter.

The RiverPark Floating Rate CMBS Fund emphasizes floating rate Single Asset / Single Borrower (SASB) loans that are structured as Commercial Mortgage-Backed Securities (CMBS). The RiverPark Floating Rate CMBS Fund seeks to make investments in larger ($500+ million) securitizations of income-producing commercial real estate loans secured by institutional quality assets with well-regarded sponsors. The Fund emphasizes investments that have conservative credit metrics.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	RiverPark Floating Rate CMBS Fund, Institutional Class Shares	Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	Bloomberg Investment Grade CMBS (USD) (TR)Footnote Reference*
Sep/15	$50,000	$50,000	$50,000
Sep/16	$51,064	$52,596	$52,599
Sep/17	$53,651	$52,634	$52,658
Sep/18	$55,684	$51,994	$52,532
Sep/19	$57,441	$57,348	$57,997
Sep/20	$53,635	$61,353	$61,449
Sep/21	$54,501	$60,804	$62,061
Sep/22	$52,875	$51,927	$54,394
Sep/23	$58,289	$52,262	$54,942
Sep/24	$63,938	$58,307	$61,560
Sep/25	$68,122	$59,989	$64,516

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
RiverPark Floating Rate CMBS Fund, Institutional Class Shares	6.55%	4.90%	3.14%
Bloomberg U.S. Aggregate Bond Index (USD) (TR)Footnote Reference*	2.88%	-0.45%	1.84%
Bloomberg Investment Grade CMBS (USD) (TR)Footnote Reference*	4.80%	0.98%	2.58%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 32,574,000
Holdings Count | Holding	23
Advisory Fees Paid, Amount	$ 144
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$32,574	23	$144	25%

Holdings [Text Block]

Asset Weightings by Investment TypeFootnote Reference*

Value	Value
Commercial Mortgage-Backed Securities	95.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
BX Commercial Mortgage Trust, Ser 2021-XL2, Cl F, TSFR1M + 2.359%	6.509%	10/15/38	6.4%
ARES Commercial Mortgage Trust, Ser 2024-IND, Cl B, TSFR1M + 2.041%	6.191%	07/15/41	6.2%
ARES Commercial Mortgage Trust, Ser 2024-IND2, Cl C, TSFR1M + 1.992%	6.142%	10/15/34	6.1%
BX Trust, Ser 2025-DIME, Cl C, TSFR1M + 1.750%	5.900%	02/15/35	6.1%
BX Commercial Mortgage Trust, Ser 2025-BCAT, Cl B, TSFR1M + 1.550%	5.700%	08/15/42	5.9%
BX Trust, Ser 2025-LUNR, Cl B, TSFR1M + 1.850%	6.000%	06/15/40	5.9%
BX Trust, Ser 2021-RISE, Cl A, TSFR1M + 0.862%	5.012%	11/15/36	5.2%
BX Trust, Ser 2024-CNYN, Cl A, TSFR1M + 1.442%	5.592%	04/15/41	4.7%
BX Commercial Mortgage Trust, Ser 2024-MDHS, Cl A, TSFR1M + 1.641%	5.792%	05/15/41	4.7%
MHP, Ser 2021-STOR, Cl F, TSFR1M + 2.314%	6.466%	07/15/38	4.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://www.riverparkfunds.com/how-to-invest
C000242920
Shareholder Report [Line Items]
Fund Name	RiverPark/Next Century Growth Fund
Class Name	Retail Class Shares
Trading Symbol	RPNCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retail Class Shares of the RiverPark/Next Century Growth Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://riverparkfunds.com/next-century-growth-fund. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/next-century-growth-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark/Next Century Growth Fund, Retail Class Shares	$148	1.40%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2025, the Retail Share Class of the Fund returned 11.18%. The Fund’s primary benchmark, the Russell 2000 Growth Index (USD) (TR), returned 13.56%. In addition, the Fund’s regulatory benchmark, the S&P 500 Index (USD) (TR), returned 17.60%.

Investment results for the fiscal year were not uniform across quarters. The Retail Class Shares gained 7.57 % for the December quarter, lost 13.34% for the March quarter, gained 12.67% for the June quarter, and gained 5.86% in the September quarter.

The Fund’s investment results were not uniform across sectors. The Fund’s best performing sectors during the period were Industrials, Consumer Discretionary, and Information Technology. The Fund’s worst performing sectors were Consumer Staples, Real Estate, and Financials. The Fund’s best performing individual positions were Sterling Infrastructure Inc, Astronics Corp, Paymentus Holdings Inc, Universal Technical Institute Inc, and Credo Technology Group Holding Ltd. The Fund’s worst performers were TransMedics Group Inc, Saia Inc, Tandem Diabetes Care Inc, ACV Auctions Inc, and RxSight Inc.

The RiverPark/Next Century Growth Fund seeks to achieve its investment objective by investing in the fastest growing and highest quality small cap companies in America. The Fund invests in companies that the portfolio managers believe will sustain above-average revenue and earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	RiverPark/Next Century Growth Fund, Retail Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2000 Growth Index (USD) (TR)Footnote Reference*
Jun/23	$10,000	$10,000	$10,000
Sep/23	$9,030	$9,673	$9,268
Sep/24	$10,260	$13,189	$11,832
Sep/25	$11,408	$15,510	$13,436

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
RiverPark/Next Century Growth Fund, Retail Class Shares	11.18%	6.01%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	21.49%
Russell 2000 Growth Index (USD) (TR)Footnote Reference*	13.56%	13.99%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 8,426,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 46
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$8,426	57	$46	93%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Energy	0.4%
Materials	2.0%
Consumer Staples	3.4%
Financials	5.7%
Consumer Discretionary	11.2%
Health Care	19.1%
Information Technology	21.4%
Industrials	33.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Sterling Infrastructure	4.5%
Astronics	4.3%
Xometry, Cl A	3.6%
Artivion	3.3%
Ollie's Bargain Outlet Holdings	3.2%
Alignment Healthcare	3.1%
MACOM Technology Solutions Holdings	3.1%
Universal Technical Institute	3.0%
RBC Bearings	2.8%
FTAI Aviation	2.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://www.riverparkfunds.com/how-to-invest
C000242919
Shareholder Report [Line Items]
Fund Name	RiverPark/Next Century Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	RPNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the RiverPark/Next Century Growth Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://riverparkfunds.com/next-century-growth-fund. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/next-century-growth-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark/Next Century Growth Fund, Institutional Class Shares	$122	1.15%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2025, the Institutional Share Class of the Fund returned 11.46%. The Fund’s primary benchmark, the Russell 2000 Growth Index (USD) (TR), returned 13.56%. In addition, the Fund’s regulatory benchmark, the S&P 500 Index (USD) (TR), returned 17.60%.

Investment results for the fiscal year were not uniform across quarters. The Institutional Class Shares gained 7.67% for the December quarter, lost 13.28% for the March quarter, gained 12.71% for the June quarter and gained 5.91% in the September quarter.

The Fund’s investment results were not uniform across sectors. The Fund’s best performing sectors during the period were Industrials, Consumer Discretionary, and Information Technology. The Fund’s worst performing sectors were Consumer Staples, Real Estate, and Financials. The Fund’s best performing individual positions were Sterling Infrastructure Inc, Astronics Corp, Paymentus Holdings Inc, Universal Technical Institute Inc, and Credo Technology Group Holding Ltd. The Fund’s worst performers were TransMedics Group Inc, Saia Inc, Tandem Diabetes Care Inc, ACV Auctions Inc, and RxSight Inc.

The RiverPark/Next Century Growth Fund seeks to achieve its investment objective by investing in the fastest growing and highest quality small cap companies in America. The Fund invests in companies that the portfolio managers believe will sustain above-average revenue and earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	RiverPark/Next Century Growth Fund, Institutional Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 2000 Growth Index (USD) (TR)Footnote Reference*
Jun/23	$50,000	$50,000	$50,000
Sep/23	$45,250	$48,363	$46,341
Sep/24	$51,550	$65,944	$59,158
Sep/25	$57,460	$77,549	$67,178

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
RiverPark/Next Century Growth Fund, Institutional Class Shares	11.46%	6.36%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	21.49%
Russell 2000 Growth Index (USD) (TR)Footnote Reference*	13.56%	13.99%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 8,426,000
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 46
InvestmentCompanyPortfolioTurnover	93.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$8,426	57	$46	93%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Energy	0.4%
Materials	2.0%
Consumer Staples	3.4%
Financials	5.7%
Consumer Discretionary	11.2%
Health Care	19.1%
Information Technology	21.4%
Industrials	33.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Sterling Infrastructure	4.5%
Astronics	4.3%
Xometry, Cl A	3.6%
Artivion	3.3%
Ollie's Bargain Outlet Holdings	3.2%
Alignment Healthcare	3.1%
MACOM Technology Solutions Holdings	3.1%
Universal Technical Institute	3.0%
RBC Bearings	2.8%
FTAI Aviation	2.8%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://www.riverparkfunds.com/how-to-invest
C000247130
Shareholder Report [Line Items]
Fund Name	RiverPark/Next Century Large Growth Fund
Class Name	Retail Class Shares
Trading Symbol	RPNRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Retail Class Shares of the RiverPark/Next Century Large Growth Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://riverparkfunds.com/next-century-large-growth-fund. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/next-century-large-growth-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark/Next Century Large Growth Fund, Retail Class Shares	$137	1.25%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2025, the Retail Share Class of the Fund returned 19.22%. The Fund’s primary benchmark, the Russell 1000 Growth (USD) (TR) Index, returned 25.53%. In addition, the Fund’s regulatory benchmark, the S&P 500 Index (USD) (TR), returned 17.60%.

Investment results for the fiscal year were not uniform across quarters. The Retail Class Shares gained 4.97% for the December quarter, lost 12.15% for the March quarter, gained 19.59% for the June quarter, and gained 8.11% in the September quarter.

The Fund’s investment results were not uniform across sectors. The Fund’s best performing sectors during the period were Information Technology, Industrials, and Communication Services. The Fund’s worst performing sectors were Health Care and Real Estate. The Fund’s best performing individual positions were NVIDIA Corp, AppLovin Corp, Broadcom Inc, Howmet Aerospace Inc, and The Goldman Sachs Group Inc. The Fund’s worst performers were Advanced Micro Devices Inc, Saia Inc, The Trade Desk Inc, Marvell Technology Inc, and Monolithic Power Systems Inc.

The RiverPark/Next Century Large Growth Fund seeks to achieve its investment objective by investing in the fastest growing and highest quality large cap companies in America.  The Fund invests in companies that the portfolio managers believe will sustain above-average revenue and earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	RiverPark/Next Century Large Growth Fund, Retail Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Growth Index (USD) (TR)Footnote Reference*
Dec/23	$10,000	$10,000	$10,000
Dec/23	$10,000	$10,000	$10,000
Mar/24	$11,400	$11,056	$11,141
Jun/24	$12,010	$11,529	$12,070
Sep/24	$12,070	$12,208	$12,455
Dec/24	$12,670	$12,502	$13,336
Mar/25	$11,130	$11,968	$12,006
Jun/25	$13,310	$13,277	$14,148
Sep/25	$14,390	$14,356	$15,635

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
RiverPark/Next Century Large Growth Fund, Retail Class Shares	19.22%	23.03%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	22.86%
Russell 1000 Growth Index (USD) (TR)Footnote Reference*	25.53%	28.98%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 3,427,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,427	37	$-	75%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Health Care	2.0%
Consumer Staples	2.8%
Financials	8.6%
Consumer Discretionary	9.8%
Communication Services	10.4%
Industrials	14.8%
Information Technology	50.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	11.4%
Microsoft	10.8%
Apple	8.8%
Amazon.com	5.4%
Broadcom	5.0%
Alphabet, Cl A	4.6%
Meta Platforms, Cl A	3.9%
Boeing	3.4%
Howmet Aerospace	3.0%
Goldman Sachs Group	3.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://www.riverparkfunds.com/how-to-invest
C000247129
Shareholder Report [Line Items]
Fund Name	RiverPark/Next Century Large Growth Fund
Class Name	Institutional Class Shares
Trading Symbol	RPNLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the RiverPark/Next Century Large Growth Fund (the "Fund") for the period from October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://riverparkfunds.com/next-century-large-growth-fund. You can also request this information by contacting us at 888-564-4517.
Additional Information Phone Number	888-564-4517
Additional Information Website	https://riverparkfunds.com/next-century-large-growth-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RiverPark/Next Century Large Growth Fund, Institutional Class Shares	$110	1.00%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

For the fiscal year ended September 30, 2025, the Institutional Share Class of the Fund returned 19.59%. The Fund’s primary benchmark, the Russell 1000 Growth Index (USD) (TR), returned 25.53%. In addition, the Fund’s regulatory benchmark, the S&P 500 Index (USD) (TR), returned 17.60%.

Investment results for the fiscal year were not uniform across quarters. The Institutional Class Shares gained 5.04% for the December quarter, lost 12.12% for the March quarter, gained 19.70% for the June quarter, and gained 8.23% in the September quarter.

The Fund’s investment results were not uniform across sectors. The Fund’s best performing sectors during the period were Information Technology, Industrials, and Communication Services. The Fund’s worst performing sectors were Health Care and Real Estate. The Fund’s best performing individual positions were NVIDIA Corp, AppLovin Corp, Broadcom Inc, Howmet Aerospace Inc, and The Goldman Sachs Group Inc. The Fund’s worst performers were Advanced Micro Devices Inc, Saia Inc, The Trade Desk Inc, Marvell Technology Inc, and Monolithic Power Systems Inc.

The RiverPark/Next Century Large Growth Fund seeks to achieve its investment objective by investing in the fastest growing and highest quality large cap companies in America. The Fund invests in companies that the portfolio managers believe will sustain above-average revenue and earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	RiverPark/Next Century Large Growth Fund, Institutional Class Shares	S&P 500 Index (USD) (TR)Footnote Reference*	Russell 1000 Growth Index (USD) (TR)Footnote Reference*
Dec/23	$50,000	$50,000	$50,000
Dec/23	$50,000	$50,000	$50,000
Mar/24	$57,050	$55,278	$55,707
Jun/24	$60,150	$57,646	$60,350
Sep/24	$60,500	$61,039	$62,275
Dec/24	$63,550	$62,510	$66,678
Mar/25	$55,850	$59,839	$60,032
Jun/25	$66,850	$66,387	$70,741
Sep/25	$72,350	$71,781	$78,175

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	Annualized Since Inception
RiverPark/Next Century Large Growth Fund, Institutional Class Shares	19.59%	23.42%
S&P 500 Index (USD) (TR)Footnote Reference*	17.60%	22.86%
Russell 1000 Growth Index (USD) (TR)Footnote Reference*	25.53%	28.98%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 3,427,000
Holdings Count | Holding	37
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	75.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of September 30, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,427	37	$-	75%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Health Care	2.0%
Consumer Staples	2.8%
Financials	8.6%
Consumer Discretionary	9.8%
Communication Services	10.4%
Industrials	14.8%
Information Technology	50.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
NVIDIA	11.4%
Microsoft	10.8%
Apple	8.8%
Amazon.com	5.4%
Broadcom	5.0%
Alphabet, Cl A	4.6%
Meta Platforms, Cl A	3.9%
Boeing	3.4%
Howmet Aerospace	3.0%
Goldman Sachs Group	3.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-564-4517
Updated Prospectus Web Address	https://www.riverparkfunds.com/how-to-invest